Income Taxes - Components of Income Tax (Benefit) Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal	$ 2	$ (8)	$ 1
State	1	1	7
Foreign	61	44	67
Deferred
Federal	(15)	(8)	(39)
State	0	(1)	(6)
Foreign	2	(39)	(22)
Total income tax (benefit) expense	$ 51	$ (11)	$ 8